NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

NOTE 7 – NOTES PAYABLE

April 12, 2012 Senior Secured Convertible Debentures

From April 2012 through January 2013, the Company issued senior secured convertible debentures (the “Secured Convertible Debentures”) in exchange for an aggregate cash proceeds of $515,000 ($50,000 of which were received on January 15, 2013). The Secured Convertible Debentures had a stated interest rate of 8% per annum, were due on June 30, 2013 and were originally convertible into shares of the Company’s common stock at the option of the holder at a conversion price equal to the closing price of the Company’s common stock on the date of the conversion.

The Company identified an embedded derivative related to a conversion option in the Secured Convertible Debentures. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivative as of the inception date of the Secured Convertible Debentures and to fair value  the derivative as of each subsequent reporting date.

During the year ended December 31, 2013, the holder of the Secured Convertible Debentures converted the aggregate principal amount of $515,000 and accrued interest and fees aggregating $30,764 into 20,000,000 shares of common stock.  Concurrently with this transaction, a shareholder cancelled 12,886,346 shares of his common stock, which were being held in escrow pursuant to an escrow agreement between the shareholder and the Company.  In connection with the debt modification, the Company recorded a loss on debt modification of $5,459,582 representing the difference between the fair value of the aggregate shares issuable under the new conversion price and the original conversion terms of the Secured Convertible Debenture during the year ended December 31, 2013.

November 9, 2012 Exchange Agreement

On November 9, 2012, the Company entered into the exchange agreement with Aztec Systems, Inc (“Aztec”), pursuant to which the Company and Aztec agreed to exchange a promissory note with a balance of $368,059 and the Company's  existing accounts payable to Aztec of $177,899 for an 8% Convertible Note in the original principal amount of $545,958. The 8% Convertible Note was due on March 31, 2013. Pursuant to the exchange agreement, the Company agreed to register the shares of Common Stock issuable upon conversion of the 8% Convertible Note and an aggregate of 3,733,428 shares of Common Stock currently held by Aztec on or before December 31, 2012. The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $0.15 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock at the applicable conversion price. The aggregate grant date fair value of the common stock was applied to the principal amount of the May 2013 Debenture to determine the debt discount. Accordingly, the Company allocated $229,691 of the proceeds to the relative fair value of the common stock on the grant date and recorded such amount as a debt discount on the date of the transaction.  A discount of $341,224 was recorded at issuance and amortization expense of $244,705 was recognized for the year ended December 31, 2013.

Upon effectiveness of the registration statement on February 12, 2013, the 8% Convertible Note and accrued interest, in the aggregate amount of approximately $550,000 automatically converted at the fixed conversion price of $0.15 per share into an aggregate of 3,686,634 shares of the Company’s common stock.

November 15, 2012 Unit Offering

On November 15, 2012, the Company commenced a private offering of up to $3,000,000 of units (the "Units") at a purchase price of $50,000 per unit pursuant to the securities purchase agreement dated November 15, 2012 (the “Purchase Agreement”). Each Unit consisted of a 10% Convertible Debenture in the principal amount of $50,000 (the “10% Debenture”) and 12,500 shares of the Company’s common stock. The 10% Debenture bears interest at a rate of 10% per annum, is due two years from the issuance date and is convertible into shares of the Company’s common stock at a conversion price of $0.20 per share. Through December 31, 2012, we issued and sold an aggregate of 9 units totaling $450,000. The 10% Debentures were determined to have an embedded beneficial conversion feature (“BCF”) under the provisions of ASC 470-20, “Debt with Conversion and Other Options” (“ASC 470-20”) based on the issue date market value and the exercise price of $0.20 per share. In accordance with ASC 470-20, a discount of $225,000 was recorded at issuance in 2012 based on the relative fair value of the instruments. During the year ended December 31, 2013 an additional $150,000 of 10% Debentures were issued. An additional discount of $268,210 was recorded in 2013. Amortization expense of $223,419 and $267,272 was recorded during the years ended December 31, 2014 and 2013, respectively. The note balance was $376,581 net of discount of $223,419 at December 31, 2013.

On November 10, 2014, the Company modified certain terms of the November 2012 Debentures maturing prior to December 31, 2014 in order to induce the holder to extend the November 2012 Debentures to December 31, 2014. In exchange, the Company provided for a reduction in the conversion price of the November 2012 Debenture to $0.08 per share. In December 2014, the Company entered into exchange agreements with the holders of such debentures pursuant to which the Company exchanged the debentures maturing on December 31, 2014 for new debentures maturing on December 31, 2015. Each debenture holder also received an additional 27,500 shares of common stock for each $50,000 in principal amount of debentures converted. In December 2014, the Company modified certain terms of the November 2012 Debentures maturing subsequent to December 31, 2014 in order to reduce the conversion price to $0.076628 per share. The holders elected to convert the convertible debentures of $550,000 for an aggregate of 7,177,509 shares of the Company’s common stock. In accordance with ASC 470-20, the fair value of the consideration was measured and recognized as an expense on the dates the inducement offer was accepted by the holder.  In connection with the inducement, the Company recorded a loss of $413,917 representing the difference between the fair value of the aggregate shares issuable under the new conversion price and issuance of additional shares as compared to the original conversion feature of the November 2012 Debentures.  In December 2014, the Company repaid the remaining $50,000 of principal outstanding under the November 2012 Convertible Debentures and related accrued interest.

May 6, 2013 Convertible Debentures

On May 6, 2013, the Company issued a convertible debenture in exchange for cash proceeds of $2,400,000 (the “May 2013 Debenture”).  The May 2013 Debenture bears interest at a rate of 10% per annum, is due two years from the issuance date and is convertible into shares of the Company’s common stock at the option of the holder at a conversion price of $0.25 per share.  In connection with the issuance of the May 2013 Debenture, the Company granted the holder an aggregate of 1,200,000 shares of common stock with a grant date fair value of $254,400.  The aggregate grant date fair value of the common stock was applied to the principal amount of the May 2013 Debenture to determine the debt discount. Accordingly, the Company allocated $229,691 of the proceeds to the relative fair value of the common stock on the grant date and recorded such amount as a debt discount on the date of the transaction.

On September 13, 2013, the Company modified certain terms of the May 2013 Debenture in order to induce the holder to convert the May 2013 Debenture into shares of the Company’s common stock as well as to eliminate certain restrictive covenants in the May 2013 Debenture. In exchange, the Company provided for a temporary reduction in the conversion price of the May 2013 Debenture to $0.13 per share through December 31, 2013, after which the conversion price would revert back to the original conversion price of $0.25 per share.

In December 2013, the holder elected to convert the convertible debenture of $2,400,000 and related accrued interest of $120,000 at the conversion price of $0.13 per share for an aggregate of 19,400,000 shares of the Company’s common stock. In accordance with ASC 470-20, the fair value of the consideration was measured and recognized as an expense on the date that the inducement offer is accepted by the holder.  In connection with the debt modification, the Company recorded a loss on debt modification of $1,351,400 representing the difference between the fair value of the aggregate shares issuable under the new conversion price and the original conversion terms of the May 2013 Debenture.

During the year ended December 31, 2013, the Company recognized $229,691 in amortization of the deferred debt discount relating to the May 2013 Debenture.  In connection with the May 2013 Debenture, the Company incurred fees payable to a third party aggregating $62,500, and issued an aggregate of 1,000,000 shares with a grant date fair value of $172,000 to a third-party.  Such amounts were recognized as Deferred Financing Costs on the date of the transaction, and were  amortized over the term of the May 2013 Debenture.   During the year ended December 31, 2013, the Company recognized $234,500 in amortization of the deferred financing costs relating to the May 2013 Debenture.